SCOPE OF CONSOLIDATION - Associates (Details) € in Millions, $ in Millions										6 Months Ended	12 Months Ended
	Jan. 27, 2017 USD ($) shares	Jan. 26, 2017	Feb. 01, 2016 USD ($)	Feb. 01, 2016 EUR (€)	Dec. 16, 2015 USD ($) shares	Dec. 15, 2015	Apr. 30, 2015 USD ($)	Apr. 30, 2014	Apr. 29, 2014	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Disclosure of associates [line items]
Current assets											$ 26,745	$ 22,247
Non-current assets											58,552	52,895
Current liabilities											21,410	18,115
Non-current liabilities											23,032	24,702
Non-controlling interests											2,066	2,190
Net assets attributable to equity holders of the parent											38,789	30,135
Carrying amount in the statements of financial position											2,854	2,000
Revenue											68,679	56,791	$ 63,578
Net income (loss)											4,575	1,734	(8,423)
Other comprehensive income (loss)											4,083	(159)	(8,884)
Total comprehensive income (loss)											$ 8,658	$ 1,575	(17,307)
Increase (decrease) in number of shares outstanding | shares											420,644	467,225,765
Net gain (loss) on disposal of subsidiaries											$ 18	$ 23	72
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment											21	13	11
Associate
Disclosure of associates [line items]
Current assets											5,758	4,527
Non-current assets											7,502	5,681
Current liabilities											3,007	2,492
Non-current liabilities											2,217	1,591
Non-controlling interests											379	397
Net assets attributable to equity holders of the parent											7,657	5,728
Company's share of net assets											2,652	2,124
Adjustments for differences in accounting policies and other											1	(34)
Other adjustments											201	(90)
Carrying amount in the statements of financial position											2,854	2,000
Revenue											7,920	5,405	11,835
Profit or loss from continuing operations											519	177	291
Net income (loss)											373	132	223
Other comprehensive income (loss)											(15)	1	(89)
Total comprehensive income (loss)											358	133	134
Cash dividends received by the Company											$ 67	$ 16	$ 33
China Oriental
Disclosure of associates [line items]
Proportion of ownership interest in associate	39.02%	46.99%									39.02%	46.99%	46.99%
Proportion of voting rights held in associate											39.02%	46.99%	46.99%
Current assets											$ 1,737	$ 1,422
Non-current assets											1,336	1,504
Current liabilities											1,261	1,275
Non-current liabilities											119	240
Non-controlling interests											23	47
Net assets attributable to equity holders of the parent											1,670	1,364
Company's share of net assets											652	641
Adjustments for differences in accounting policies and other											0	0
Other adjustments											183	(18)
Carrying amount in the statements of financial position											835	623
Revenue											2,944	1,751	$ 1,768
Profit or loss from continuing operations											368	123	6
Net income (loss)											275	83	10
Other comprehensive income (loss)											(1)	0	(1)
Total comprehensive income (loss)											274	83	9
Cash dividends received by the Company											49	$ 0	$ 0
Proportion of ownership interest in associate sold									17.40%
Interest in associate sold subject to put option, exercised by co-investee								7.50%
Decrease of accrued expenses and other liabilities							$ 96
Decrease of prepaid expenses and other current assets							$ 112
Increase (decrease) in number of shares outstanding | shares	586,284,000
Net gain (loss) on disposal of subsidiaries	$ (67)										$ (44)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment	$ 23
DHS Group
Disclosure of associates [line items]
Proportion of ownership interest in associate											33.43%	33.43%	33.43%
Proportion of voting rights held in associate											33.43%	33.43%	33.43%
Current assets											$ 1,699	$ 1,624
Non-current assets											3,096	2,999
Current liabilities											555	609
Non-current liabilities											1,121	1,052
Non-controlling interests											136	132
Net assets attributable to equity holders of the parent											2,983	2,830
Company's share of net assets											997	946
Adjustments for differences in accounting policies and other											32	17
Other adjustments											22	(61)
Carrying amount in the statements of financial position											1,051	902
Revenue											1,773	1,396	$ 1,603
Profit or loss from continuing operations											5	(91)	(47)
Net income (loss)											(4)	(96)	(45)
Other comprehensive income (loss)											(5)	(3)	0
Total comprehensive income (loss)											(9)	(99)	(45)
Cash dividends received by the Company											$ 0	$ 0	$ 4
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of ownership interest in associate											35.00%	35.00%	35.00%
Proportion of voting rights held in associate											35.00%	35.00%	35.00%
Current assets											$ 1,967	$ 1,481
Non-current assets											1,372	1,178
Current liabilities											889	608
Non-current liabilities											446	299
Non-controlling interests											220	218
Net assets attributable to equity holders of the parent											1,784	1,534
Company's share of net assets											624	537
Adjustments for differences in accounting policies and other											(54)	(51)
Other adjustments											(4)	(11)
Carrying amount in the statements of financial position											566	475
Revenue											2,862	2,258	$ 2,194
Profit or loss from continuing operations											122	145	102
Net income (loss)											122	145	102
Other comprehensive income (loss)											(9)	4	(53)
Total comprehensive income (loss)											113	149	49
Cash dividends received by the Company											$ 18	$ 16	$ 14
Baffinland
Disclosure of associates [line items]
Proportion of ownership interest in associate											31.07%
Proportion of voting rights held in associate											31.07%
Current assets											$ 355
Non-current assets											1,698
Current liabilities											302
Non-current liabilities											531
Non-controlling interests											0
Net assets attributable to equity holders of the parent											1,220
Company's share of net assets											379
Adjustments for differences in accounting policies and other											23
Other adjustments											0
Carrying amount in the statements of financial position											402
Revenue											341
Profit or loss from continuing operations											24
Net income (loss)											(20)
Other comprehensive income (loss)											0
Total comprehensive income (loss)											(20)
Cash dividends received by the Company											0
Net gain (loss) on disposal of subsidiaries											$ (22)
Gestampc
Disclosure of associates [line items]
Proportion of ownership interest in associate												35.00%	35.00%
Proportion of voting rights held in associate													35.00%
Revenue													$ 5,642
Profit or loss from continuing operations													169
Net income (loss)													109
Other comprehensive income (loss)													(35)
Total comprehensive income (loss)													74
Cash dividends received by the Company													$ 15
Proportion of ownership interest in associate sold			35.00%	35.00%
Net gain (loss) on disposal of subsidiaries			$ 329
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment			(90)
Proceeds from sales of interests in associates			971	€ 875								$ 875
Reclassification unrealized gains (losses) on derivative financial instruments			(12)
Dividends received from associates			$ 11	€ 10
Stalprodukt S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate					28.47%	33.77%				28.47%			28.47%
Proportion of voting rights held in associate										28.26%			28.26%
Revenue													$ 628
Profit or loss from continuing operations													61
Net income (loss)													47
Other comprehensive income (loss)													0
Total comprehensive income (loss)													47
Cash dividends received by the Company													0
Increase (decrease) in number of shares outstanding | shares					(356,424)
Net gain (loss) on disposal of subsidiaries					$ (6)					$ (26)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment										(11)
Proceeds from sales of interests in associates										46
Reclassification unrealized gains (losses) on derivative financial instruments										$ 11
Fair value of investments in associates for which there are quoted market prices													$ 155